Expense Example - Payden GNMA Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	$ 623